Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

11. Related Party Transactions

License and Supply Agreement

Under the Ameluz LSA, the Company obtained an exclusive, non-transferable license to use Biofrontera Pharma’s technology to market and sell the licensed products, Ameluz® and RhodoLED® Lamps and must purchase the licensed products exclusively from Biofrontera Pharma. The Second A&R Ameluz LSA, among other things, amended the Ameluz LSA to:

(i) update the price we pay per unit, based on certain percentages of the anticipated net selling price, (the “Transfer Price”) that covers the cost of goods, royalties on sales, and services, including all regulatory efforts, agency fees, pharmacovigilance, and patent administration, as follows:

●	Twenty-five percent of the anticipated net selling price per unit through 2025;
●	Thirty percent of the anticipated net selling price per unit for 2026 to 2028;
●	Thirty-two percent of the anticipated net selling price per unit for 2029 to 2031;
●	Thirty-five percent of the anticipated net selling price per unit for 2032 and beyond, subject to a minimum dollar amount per unit; and
●	The Transfer Price for sales related to acne, another indication currently in development, will remain at twenty-five percent of the anticipated net selling price per unit indefinitely.

(ii) provide for the transfer of responsibilities for clinical trials relating to Ameluz® in the US on or before June 1, 2024, including the Company assuming related contracts and transferring key personnel from the Ameluz Licensor to the Company.

Also, in connection with the Second A&R Ameluz LSA, the Company entered into a Release of Claims, with the Ameluz Licensor, dated February 13, 2024, pursuant to which the Company agreed to release the Ameluz Licensor from all claims and liabilities arising out of or relating to any failure by the Ameluz Licensor to perform certain obligations under the Second A&R Ameluz LSA with respect to clinical trials for which the Company assumed responsibility under the Second A&R Ameluz LSA.

Purchases of the licensed products during the three and nine months ended September 30, 2024 were $2.2 million and $3.3 million, respectively, and $5.1 million and $18.8 million for the three and nine months ended September 30, 2023, respectively. Amounts due and payable to Biofrontera Pharma as of September 30, 2024 and December 31, 2023 were $3.6 million and $8.5 million, respectively, which were recorded net in accounts payable, related parties in the consolidated balance sheets.

Others

The Company receives expense reimbursement from Biofrontera AG and Biofrontera Bioscience on a quarterly basis for costs incurred on behalf of these entities, which are netted against expenses incurred within selling, general and administrative expenses. Total expense reimbursements were negligible and $0.3 million for the three and nine months ended September 30, 2024 respectively. Total expense reimbursements for the three and nine months ended September 30, 2023 were $0.1 million and $0.2 million, respectively.

17. Related Party Transactions

License and Supply Agreement

On October 8, 2021, we entered into an amendment to the Ameluz LSA under which the price we pay per unit is based upon our sales history. Under the Ameluz LSA, the Company obtained an exclusive, non-transferable license to use Pharma’s technology to market and sell the licensed products Ameluz® and BF-RhodoLED® and must purchase the such products exclusively from Pharma. As a result of this amendment, the purchase price we pay the Ameluz Licensor for Ameluz® will be determined in the following manner:

●	fifty percent of the anticipated net price per unit until we generate $30 million in revenue from sales of the products we license from the Ameluz Licensor during a given Commercial Year (as defined in the Ameluz LSA);

●	forty percent of the anticipated net price per unit for all revenues we generate between $30 million and $50 million from sales of the products we license from the Ameluz Licensor; and

●	thirty percent of the anticipated net price per unit for all revenues we generate above $50 million from sales of the products we license from the Ameluz Licensor.

Purchases of the licensed products from Pharma, inclusive of estimated and actual purchase price adjustments during the years ended December 31, 2023 and 2022 were $23.4 million and $17.9 million, respectively, and recorded in inventories in the consolidated balance sheets, and, when sold, in cost of revenues, related party in the consolidated statements of operations. Amounts due and payable to Pharma as of December 31, 2023 and 2022 were $8.5 million and $1.3 million, respectively, which were recorded in accounts payable, related parties in the consolidated balance sheets.

On December 12, 2023, we entered into an addendum (the “Addendum”), effective as of December 5, 2023, to the Ameluz LSA. The Addendum provides, among other things, for a schedule of payments in relation to various financial obligations among the Company, Biofrontera Pharma, Biofrontera Bioscience, and Biofrontera AG, including updated terms relating to payments by the Company to Pharma for purchases of Licensed Products (as that term is defined in the Amulez LSA) under the Amulez LSA through the end of 2024. As of December 31, 2023 any receivable amounts from related parties were offset against accounts payable, related parties in accordance with the Addendum.

On February 19, 2024, we entered into the Second Amended and Restated License and Supply Agreement (the “Second A&R Amezuz LSA”), effective as of February 13, 2024, by and among the Company, Biofrontera Pharma, and Biofrontera Bioscience. See Note 24. Subsequent Events - Ameluz LSA Amendment, for new terms effective February 13, 2024.

Service Agreements

In December 2021, we entered into an Amended and Restated Master Contract Services Agreement, or “Services Agreement”, which provides for the execution of statements of work, by and among the Company, Biofrontera AG, Biofrontera Pharma and Biofrontera Bioscience, primarily for regulatory support and pharmacovigilance. The Services Agreement enables us to continue relying on Biofrontera AG and its subsidiaries for various services it has historically provided to us for as long as we deem necessary. We currently have statements of work in place regarding pharmacovigilance, regulatory affairs, medical affairs, information technology, and investor relations services and are continuously assessing the other services historically provided to us by Biofrontera AG to determine 1) if they will be needed, and 2) whether they can or should be obtained from other third-party providers.

As of December 31, 2023, we have migrated away from Biofrontera AG to third party providers for most of our significant information technology services. Expenses related to the Services Agreement were $0.2 million and $0.7 million for the years ended December 31, 2023 and 2022, which were recorded in selling, general and administrative, related party. Amounts due to Biofrontera AG related to the Services Agreement were $0.1 million and $0.2 million as of December 31, 2023 and 2022, respectively which were recorded in accounts payable, related parties in the consolidated balance sheets.

As of December 31, 2023, any receivable amounts from related parties were offset against accounts payable, related parties in accordance with the Addendum.

Clinical Lamp Lease Agreement

On August 1, 2018, the Company executed a clinical lamp lease agreement with Biofrontera Bioscience to provide lamps and associated services.

Total revenue related to the clinical lamp lease agreement was approximately $0.1 million for each of the years ended December 31, 2023 and 2022 and recorded as revenues, related party. Amounts due from Biofrontera Bioscience for clinical lamp and other reimbursements were approximately $0.2 million for each of the years ended December 31, 2023 and 2022, which were offset against accounts payable, related parties in accordance with the Addendum.

Others

The Company has recorded a receivable of $2.8 million and $6.4 million as of December 31, 2023 and December 31, 2022, respectively, due from Biofrontera AG for its 50% share of the balance of a legal settlement for which both parties are jointly and severally liable. See Note 8. Other Receivables, Related Party.  The Company recognized $0 and $0.1 million of interest income in connection with this receivable for the years ended December 31, 2023 and 2022, respectively.

As of December 31, 2023 and December 31, 2022, our investment, related party consisted solely of 177,465 and 6,466,946, respectively, of common shares of Biofrontera AG. In accordance with a Share Purchase and Transfer Agreement dated, November 3, 2022, the Company had purchased approximately 1,674,996 shares (of the total 6,466,946 shares) for $1.7 million from Maruho. The total investment was valued at $0.1 million and $10.5 million, as of December 31, 2023 and 2022, respectively. See Note 6. Investment, Related Party. In 2023, under the Release, the Company transferred 5,451,016 shares of our shares in Biofrontera AG to Maruho in exchange for the extinguishment of the total acquisition costs due to Maruho.

As of December 31, 2023, any receivable amounts for related party transactions among the Company, Pharma, Bioscience and Biofrontera AG were offset against accounts payable, related parties in accordance with the Addendum.